The Hartford Mutual Funds II, Inc.

200 Hopmeadow Street

Simsbury, CT  06089

March 5, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Hartford Mutual Funds II, Inc., File Nos. 002-11387/811-00558

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectuses being used in connection with the offering of shares of The Hartford Mutual Funds II, Inc. (the “Registrant”), under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.                          that the form of prospectuses that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 120 to the Registrant’s registration statement (the “Amendment”) filed on February 28, 2013; and

2.                          that the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2013 as part of Post-Effective Amendment No. 120 under the Securities Act to the Registrant’s registration statement.

No fees are required in connection with this filing.  If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-1844.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Assistant Secretary

cc:                                John V. O’Hanlon

Stephanie Capistron